FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TAM S.A [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$		(10.00%)
Positions effect on equity	$ 9,500	$ 39,800
TAM S.A [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$		10.00%
Positions effect on equity	(9,500)	$ (39,800)
TAM S.A. and Subsidiaries [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$		(10.00%)
Positions effect on equity	402,480	$ 384,730
TAM S.A. and Subsidiaries [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$		10.00%
Positions effect on equity	(329,290)	$ (314,780)
Foreign Exchange Rate Risk [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$		(10.00%)
Positions effect on equity	(600)
Foreign Exchange Rate Risk [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$		10.00%
Positions effect on equity	$ 1,100